1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities	47,800,002	34,000,002
Warrant
Antidilutive Securities	47,800,000	34,000,000
Convertible Preferred Stock
Antidilutive Securities	2	2